    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 15, 2000

                                                 SECURITIES ACT FILE NO. 2-14660
                                              INVESTMENT COMPANY ACT NO. 811-852
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                             ----------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             /X/
         PRE-EFFECTIVE AMENDMENT NO.                                / /
         POST-EFFECTIVE AMENDMENT NO. 59                            /X/
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     /X/
         AMENDMENT NO. 24                                           /X/

                             ----------------------

                            FPA PARAMOUNT FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                    11400 WEST OLYMPIC BOULEVARD, SUITE 1200
                          LOS ANGELES, CALIFORNIA 90064
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)
                                  (310)473-0225
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                             ----------------------

J. RICHARD ATWOOD, TREASURER                      COPY TO:
FPA PARAMOUNT FUND, INC.                          LAWRENCE J. SHEEHAN, ESQ.
11400 WEST OLYMPIC BOULEVARD, SUITE 1200          O'MELVENY & MYERS LLP
LOS ANGELES, CALIFORNIA 90064                     1999 AVENUE OF THE STARS
(NAME AND ADDRESS OF AGENT FOR SERVICE)           LOS ANGELES, CALIFORNIA 90067

                             ----------------------

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
      AS SOON AS PRACTICABLE AFTER REGISTRATION STATEMENT BECOMES EFFECTIVE.

      It is proposed that this filing will become effective (check appropriate box)

         /X/ immediately upon filing pursuant to paragraph (b) / / on (date) pursuant to paragraph (b)
         / / 60 days after filing pursuant to paragraph (a)(1) / / on (date) pursuant to paragraph (a)(1)
         / / 75 days after filing pursuant to paragraph (a)(2) / / on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
         / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


TITLE OF SECURITIES BEING REGISTERED: COMMON STOCK, $0.25 PAR VALUE

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

                            PART C. OTHER INFORMATION

ITEM 23.  EXHIBITS.

(a)(1) Articles of Incorporation was filed as Exhibit (a)(1) to Post-Effective Amendment No. 58 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

(a)(2)    Articles Supplementary, dated February 1, 1993 was filed as Exhibit
          (a)(2) to Post-Effective Amendment No. 58 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

(a)(3) Articles Supplementary, dated August 13, 1996 was filed as Exhibit 1.2 to Post-Effective Amendment No. 55 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

(b) By-Laws was filed as Exhibit (b) to Post-Effective Amendment No. 58 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

(c) Specimen common stock certificate was filed as Exhibit 4 to Post-Effective Amendment No. 56 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

(d) Investment Advisory Agreement between Registrant and First Pacific Advisors, Inc. was filed as Exhibit (d) to Post-Effective Amendment No. 58 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

(e)(1) Distribution Agreement between Registrant and FPA Fund Distributors, Inc. was filed as Exhibit (e)(1) to Post-Effective Amendment No. 58 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

(e)(2) Specimen Selling Group Agreement was filed as Exhibit (e)(2) to Post-Effective Amendment No. 58 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

(e)(3)    Smith Barney Inc. Mutual Fund Dealer Agreement was filed as Exhibit
          6.2 to Post-Effective Amendment No. 56 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

(g)(1) Custodian Contract between Registrant and State Street Bank and Trust Company was filed as Exhibit (g)(1) to Post-Effective Amendment No. 58 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

(g)(2) Custodian Fee Schedule Addendum for GNMA Securities Traded through Participants Trust Company was filed as Exhibit (g)(2) to Post-Effective Amendment No. 58 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

(g)(3) Amendment to the Custodian Contract was filed as Exhibit 8.2 to Post-Effective Amendment No. 55 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

(g)(4) Amendment to Custodian Contract was filed as Exhibit 8.3 to Post-Effective Amendment No. 57 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

(h)(1) Agreement and Articles of Merger dated November 25, 1985 was filed as Exhibit (h)(1) to Post-Effective Amendment No. 58 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

(h)(2) State Street Bank and Trust Company Universal Individual Retirement Account Information Kit was filed as Exhibit 14.1 to Post-Effective Amendment No. 57 of Registrant's Registration Statement on Form N-1A and is incorporated herein by reference.

(i)(1)    Opinion and Consent of Counsel.


                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, State of California, on the 14th day of February, 2000.

                                               FPA PARAMOUNT FUND, INC.



                                               By: /s/ WILLIAM M. SAMS
                                                   --------------------
                                                   William M. Sams
                                                   President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


      SIGNATURE                    TITLE                   DATE
      ---------                    -----                   ----

/s/ WILLIAM M. SAMS              President            February 14, 2000
-----------------------      (Principal Executive
William M. Sams                   Officer)


/s/ J. RICHARD ATWOOD            Treasurer            February 14, 2000
-----------------------      (Principal Financial
J. Richard Atwood           Officer and Principal
                              Accounting Officer)


JULIO J. DE PUZO, JR.*           Director             February 14, 2000
-----------------------
Julio J. de Puzo, Jr.


JOHN P. ENDICOTT*                Director             February 14, 2000
-----------------------
John P. Endicott


LEONARD MAUTNER*                 Director             February 14, 2000
-----------------------
Leonard Mautner


JOHN H. RUBEL*                   Director             February 14, 2000
-----------------------
John H. Rubel


JOHN P. SHELTON*                 Director             February 14, 2000
-----------------------
John P. Shelton

*By: /S/ JULIO J. DE PUZO, JR.
    --------------------------
    Julio J. de Puzo, Jr.
    Attorney-in-Fact pursuant to Power-of-
    Attorney included as page C-7 on
    Registrant's Post-Effective Amendment
    No. 55 to the Registration Statement
    which was filed January 31, 1997.

                                  EXHIBIT INDEX

EXHIBIT

99(i)(1)          Opinion and Consent of Counsel.


                  All other applicable exhibits are incorporated herein by reference.